CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenues	$ 2,509,781	$ 3,632,544	$ 4,888,062	$ 5,440,863	$ 7,452,129	$ 7,254,646
Cost of goods sold	2,077,594	2,929,277	4,546,508	4,394,606	5,697,351	6,815,844
Gross profit	432,187	703,267	341,554	1,046,257	1,754,778	438,802
Operating expenses
Research and development cost	128,696	174,263	259,784	304,467	609,742	1,013,665
Selling expense	2,285	377	2,484	600	2,358	25,710
General and administrative expense	145,305	323,177	463,422	596,318	1,352,391	555,079
Total operating expenses					1,964,491	1,594,454
Loss from operations	155,901	205,450	(384,136)	144,872	(209,713)	(1,155,652)
Non-operating income (expense)
Interest expense	(132,118)	(199,973)	(281,605)	(349,687)	(413,165)	(616,069)
Other Income	80,540	75,684	(15,424)	103,528	230,635	748,596
Total non-operating income (expenses), net					(182,530)	132,527
Loss before income taxes	104,323	81,161	(681,165)	(101,287)	(392,243)	(1,023,125)
Income taxes
Net loss	104,323	81,161	(681,165)	(101,287)	(392,243)	(1,023,125)
Less: loss attributable to noncontrolling interest	22,976	24,608	(174,845)	(15,492)	(67,530)	(250,234)
Net loss to ESG Inc.	81,347	56,553	(506,320)	(85,795)	(324,713)	(772,891)
Other comprehensive item
Foreign currency translation gain (loss) attributable to the Company	(8,033)	(413,983)	(167,613)	(370,924)	(281,616)	(1,267,833)
Foreign currency translation gain (loss) attributable to noncontrolling interest	(2,746)	(141,551)	(57,308)	(126,828)	(96,291)	(433,499)
Comprehensive loss attributable to noncontrolling interest	20,230	(116,943)	(232,155)	(142,320)	(163,821)	(683,733)
Comprehensive loss attributable to the Company	$ 73,314	$ (357,430)	$ (673,933)	$ (456,719)	$ (606,329)	$ (2,040,724)
Net Loss Per Share: Basic	$ (0)	$ (0.01)	$ (0.03)	$ (0.02)	$ (0.02)	$ (0.08)
Net Loss Per Share: Diluted	$ (0)	$ (0.01)	$ (0.03)	$ (0.02)	$ (0.02)	$ (0.08)
Weighted Average Number of Shares Outstanding: Basic	25,899,468	25,899,468	25,899,468	25,899,468	25,899,468	25,899,468
Weighted Average Number of Shares Outstanding: Diluted	25,899,468	25,899,468	25,899,468	25,899,468	25,899,468	25,899,468